Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Douglas ($)(1)	Compensation Actually Paid to Douglas ($)(1)(2)(3)	Summary Compensation Table Total for Fowler ($)(1)	Compensation Actually Paid to Fowler ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($) (in thousands)	Adjusted EBITDA ($)(5) (in thousands)
							TSR ($)	Peer Group TSR ($)
2024	—	—	2,363,761	3,848,043	1,436,333	1,902,142	75.57	111.80	$(23,084)	$53,090
2023	—	—	2,306,789	331,873	1,181,139	343,658	42.92	102.92	$(45,789)	$47,578
2022	1,613,201	983,714	2,008,322	1,298,118	1,165,379	722,374	104.30	105.55	$15,867	$55,899
2021	1,889,943	1,797,189	—	—	1,405,425	1,333,071	112.27	136.66	$18,430	$52,677
2020	1,274,209	990,996	—	—	1,023,409	801,007	102.85	123.94	$14,246	$43,387

(1)
J. Boyd Douglas was our PEO from May 17, 2006 to June 30, 2022. Christopher L. Fowler was our PEO from July 1, 2022 to present. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Matt J. Chambless	Matt J. Chambless	Matt J. Chambless	Matt J. Chambless	Vinay Bassi
David A. Dye	David A. Dye	David A. Dye	David A. Dye	David A. Dye
Christopher L. Fowler	Christopher L. Fowler	Dawn M. Severance	Dawn M. Severance	Dawn M. Severance
Troy D. Rosser	Troy D. Rosser	Amaris McComas	Wes D. Cronkite	Wes D. Cronkite
Troy D. Rosser

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Christopher L. Fowler ($)	Exclusion of Stock Awards for Christopher L. Fowler ($)	Inclusion of Equity Values for Christopher L. Fowler ($)	Compensation Actually Paid to Christopher L. Fowler ($)
2024	2,363,761	(1,292,621)	2,776,903	3,848,043

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non -PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	1,436,333	(618,404)	1,084,213	1,902,142

52

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Christopher L. Fowler ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Christopher L. Fowler ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Christopher L. Fowler ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Christopher L. Fowler ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Christopher L. Fowler ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Christopher L. Fowler ($)	Total - Inclusion of Equity Values for Christopher L. Fowler ($)
2024	2,629,319	188,139	0	(40,555)	0	0	2,776,903

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,053,853	46,583	0	(16,223)	0	0	1,084,213

(4)
The Peer Group TSR set forth in this table utilizes the S&P 600 Health Care Equipment & Services Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year, in the Company and in the S&P 600 Health Care Equipment & Services Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
The Company selected Adjusted EBITDA as the most important financial measure it used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. See “Tabular List of Most Important Financial Performance Measures” below for the definition of Adjusted EBITDA.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
J. Boyd Douglas was our PEO from May 17, 2006 to June 30, 2022. Christopher L. Fowler was our PEO from July 1, 2022 to present. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Matt J. Chambless	Matt J. Chambless	Matt J. Chambless	Matt J. Chambless	Vinay Bassi
David A. Dye	David A. Dye	David A. Dye	David A. Dye	David A. Dye
Christopher L. Fowler	Christopher L. Fowler	Dawn M. Severance	Dawn M. Severance	Dawn M. Severance
Troy D. Rosser	Troy D. Rosser	Amaris McComas	Wes D. Cronkite	Wes D. Cronkite
Troy D. Rosser

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 600 Health Care Equipment & Services Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year, in the Company and in the S&P 600 Health Care Equipment & Services Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Christopher L. Fowler ($)	Exclusion of Stock Awards for Christopher L. Fowler ($)	Inclusion of Equity Values for Christopher L. Fowler ($)	Compensation Actually Paid to Christopher L. Fowler ($)
2024	2,363,761	(1,292,621)	2,776,903	3,848,043

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non -PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	1,436,333	(618,404)	1,084,213	1,902,142

52

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Christopher L. Fowler ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Christopher L. Fowler ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Christopher L. Fowler ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Christopher L. Fowler ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Christopher L. Fowler ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Christopher L. Fowler ($)	Total - Inclusion of Equity Values for Christopher L. Fowler ($)
2024	2,629,319	188,139	0	(40,555)	0	0	2,776,903

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,053,853	46,583	0	(16,223)	0	0	1,084,213

Non-PEO NEO Average Total Compensation Amount			$ 1,436,333	$ 1,181,139	$ 1,165,379	$ 1,405,425	$ 1,023,409
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,902,142	343,658	722,374	1,333,071	801,007
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for Christopher L. Fowler ($)	Exclusion of Stock Awards for Christopher L. Fowler ($)	Inclusion of Equity Values for Christopher L. Fowler ($)	Compensation Actually Paid to Christopher L. Fowler ($)
2024	2,363,761	(1,292,621)	2,776,903	3,848,043

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non -PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	1,436,333	(618,404)	1,084,213	1,902,142

52

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Christopher L. Fowler ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Christopher L. Fowler ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Christopher L. Fowler ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Christopher L. Fowler ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Christopher L. Fowler ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Christopher L. Fowler ($)	Total - Inclusion of Equity Values for Christopher L. Fowler ($)
2024	2,629,319	188,139	0	(40,555)	0	0	2,776,903

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,053,853	46,583	0	(16,223)	0	0	1,084,213

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the cumulative TSR over the five most recently completed fiscal years of the Company and the S&P 600 Health Care Equipment & Services Index.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEOs and Other NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the cumulative TSR over the five most recently completed fiscal years of the Company and the S&P 600 Health Care Equipment & Services Index.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Performance Measure	Rationale for Use in the Company’s Incentive Compensation Program	Definition
Adjusted EBITDA	Adjusted EBITDA is a useful measure to assess the performance and liquidity of the Company as it provides meaningful operating results by excluding the effects of expenses that are not reflective of its operating business performance.
Non-GAAP
financial measure that consists of GAAP net income as reported, adjusted for (i) deferred revenue purchase accounting adjustments arising from purchase allocation adjustments related to business acquisitions; (ii) depreciation expense; (iii) amortization of software development costs; (iv) amortization of acquisition-related intangible assets; (v) stock-based compensation; (vi) severance and other non-recurring
charges; (vii) interest expense and other, net; (viii) gain on contingent consideration; and (ix) the provision for income taxes
Total Revenue	Total revenue represents a key metric both internally for management and externally when assessing the health and growth of the organization.	The total amount of all revenue reported
Adjusted Operating Cash Flows	The Committee incorporated adjusted operating cash flows as a performance metric in order to reflect management’s commitment to improving the quality of reported earnings and increasing cash flows through increased rigor and focus on capitalized software investments.	Calculated by subtracting investment in software development from Adjusted EBITDA

Total Shareholder Return Amount			$ 75.57	42.92	104.3	112.27	102.85
Peer Group Total Shareholder Return Amount			111.8	102.92	105.55	136.66	123.94
Net Income (Loss)			$ (23,084,000)	$ (45,789,000)	$ 15,867,000	$ 18,430,000	$ 14,246,000
Company Selected Measure Amount			53,090,000	47,578,000	55,899,000	52,677,000	43,387,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Cash Flows
J. Boyd Douglas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 1,613,201	$ 1,889,943	$ 1,274,209
PEO Actually Paid Compensation Amount			0	0	983,714	$ 1,797,189	$ 990,996
PEO Name		J. Boyd Douglas				J. Boyd Douglas	J. Boyd Douglas
Christopher L. Fowler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,363,761	2,306,789	2,008,322	$ 0	$ 0
PEO Actually Paid Compensation Amount			3,848,043	$ 331,873	$ 1,298,118	$ 0	$ 0
PEO Name	Christopher L. Fowler	Christopher L. Fowler		Christopher L. Fowler
PEO | Christopher L. Fowler [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,776,903
PEO | Christopher L. Fowler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,629,319
PEO | Christopher L. Fowler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			188,139
PEO | Christopher L. Fowler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Christopher L. Fowler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,555)
PEO | Christopher L. Fowler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Christopher L. Fowler [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Christopher L. Fowler [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,292,621)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,084,213
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,053,853
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			46,583
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,223)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (618,404)